Change in accounting policy	3 Months Ended
Mar. 31, 2018
Change in accounting policy
12.	Change in accounting policy

During 2017, the Company conducted a review of its accounting policy with respect to exploration and evaluation expenditures. As a result of this review, management voluntarily changed the accounting policy effective December 31, 2017 in order to enhance the relevance and reliability of the information available to the users of the Company’s financial statements. The change in accounting policy was made in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and was recognized on a full retrospective basis. Further information on this change is provided in the annual consolidated financial statements for the year ended December 31, 2017.

As at March 31, 2017, the following adjustments were recorded to the consolidated balance sheet:

As at March 31, 2017	As previously reported	Adjustment	Restated
Exploration and evaluation	$613,182	$(65,508)	$547,674
Mineral properties, net book value	35,213	(18,403)	16,810
Plant and equipment, net book value	317,620	598	318,218
Net decrease in assets		(83,313)
Deferred income taxes	$(55,369)	$22,854	$(32,515)
Net decrease in liabilities		22,854
Non-controlling interest	$(184,598)	$14,915	$(169,683)
Net decrease in equity		$(45,544)

For the three months ended March 31, 2017, the following adjustments were recorded to the consolidated statement of comprehensive income:

For the three months ended March 31, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(13,105)	$166	$(12,939)
Exploration expenses	-	(13,143)	(13,143)
Income taxes	(3,931)	966	(2,965)
Decrease in net income		$(12,011)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	$(194)	$(11,380)	$(11,574)
Non-controlling interest	3,074	(631)	2,443
Weighted average shares outstanding (thousands)
Basic	301,791	-	301,791
Diluted	301,791	-	301,791
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$(0.00)	$(0.04)	$(0.04)
Diluted	(0.00)	(0.04)	(0.04)

For the three months ended March 31, 2017, the following adjustments were recorded to the consolidated statement of cash flows:

For the three months ended March 31, 2017	As previously reported	Adjustment	Restated
Net cash provided by operating activities	$(5,202)	$(13,143)	$(18,345)
Net cash used in investing activities	(17,172)	13,143	(4,029)
Net change in cash and cash equivalents		$-